Consolidated Statements of Comprehensive Income Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss from continuing operations	$ (238,955)	$ (265,310)
Foreign currency translation gain (loss)	11,230	(17,432)
Total comprehensive loss from continuing operations	(227,725)	(282,742)
Total comprehensive loss from discontinued operations, net of tax	(51,382)	(111,622)
Total comprehensive loss	(279,107)	(394,364)
Less: Comprehensive loss attributable to non-controlling interest	(4,629)	(12,415)
Comprehensive loss attributable to Curaleaf Holdings, Inc.	$ (274,478)	$ (381,949)